UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:   March 31, 1999
                                               -----------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Elias Asset Management
           --------------------------------
Address:   500 Essjay Rd. Suite 220
           --------------------------------
           Williamsville, NY 14221
           --------------------------------

Form 13F File Number:    28-
                            ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Verbanic
           --------------------------------
Title:     Portfolio Manager
           --------------------------------
Phone:     716-633-3800
           --------------------------------

Signature, Place, and Date of Signing:

     /s/ Nicholas Verbanic          Williamsville, NY          August 12, 1999
    ----------------------------    ------------------------   ---------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                   96
                                                  -------------------------

Form 13F Information Table Value Total:                 $418,893
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T                         com              001957109    17357   217470 SH       SOLE                   217470
America Online                 com              02364J104     2160    14694 SH       SOLE                    14694
American Express               com              025816109    18636   158265 SH       SOLE                   158265
American International Group   com              026874107    16643   137974 SH       SOLE                   137974
American Precision             com              029069101     2485   258150 SH       SOLE                   258150
Amgen                          com              031162100     1587    21200 SH       SOLE                    21200
Bank One Corp.                 com              06423A103    14724   267411 SH       SOLE                   267411
Bankamerica Corp.              com              060505104      482     6823 SH       SOLE                     6823
Bristol Myers Squibb           com              110122108    18913   294947 SH       SOLE                   294947
Cisco Sys Inc.                 com              17275R102     1118    10201 SH       SOLE                    10201
Citigroup                      com              172967101    16460   257684 SH       SOLE                   257684
Clear Channel Communications   com              184502102      684    10200 SH       SOLE                    10200
Compaq Computer                com              204493100    13561   427947 SH       SOLE                   427947
Dell Computer Corp.            com              247025109    11880   290640 SH       SOLE                   290640
Exxon Corp                     com              302290101    12778   181084 SH       SOLE                   181084
Fannie Mae                     com              313586109    13210   190758 SH       SOLE                   190758
Federal Mogul Corp.            com              313549107      325     7600 SH       SOLE                     7600
GATX, Corp.                    com              361448103     3681   111765 SH       SOLE                   111765
General Electric               com              369604103    21042   190213 SH       SOLE                   190213
Gillette Inc.                  com              375766102      744    12510 SH       SOLE                    12510
Hartford Financial Svcs Grp    com              416515104      710    12500 SH       SOLE                    12500
Home Depot Inc.                com              437076102      255     4099 SH       SOLE                     4099
Intel Corp.                    com              458140100    23179   194988 SH       SOLE                   194988
International Business Machine com              459200101      425     2396 SH       SOLE                     2396
Johnson & Johnson              com              478160104     1127    12050 SH       SOLE                    12050
Lilly, Eli & Co.               com              532457108    13821   162845 SH       SOLE                   162845
Lucent Technologies            com              549463107    15416   142741 SH       SOLE                   142741
MCI WorldCom Inc.              com              55268B106    20233   228457 SH       SOLE                   228457
Media One Group, Inc.          com              58440J104      850    13400 SH       SOLE                    13400
Merck and Co.                  com              589331107    20300   253355 SH       SOLE                   253355
Merrill-Lynch                  com              590188108    13343   150765 SH       SOLE                   150765
Microsoft, Inc.                com              594918104    14418   160875 SH       SOLE                   160875
Motorola                       com              620076109      238     3255 SH       SOLE                     3255
Pfizer                         com              717081103      372     2684 SH       SOLE                     2684
Procter & Gamble               com              742718109    13658   139453 SH       SOLE                   139453
QWest Communications Intl Inc. com              749121109     1218    16900 SH       SOLE                    16900
Schering-Plough                com              806605101    12455   225435 SH       SOLE                   225435
Solectron                      com              834182107      699    14400 SH       SOLE                    14400
United Technologies            com              913017109    14443   106640 SH       SOLE                   106640
Wal-Mart Stores                com              931142103    14293   155040 SH       SOLE                   155040
Walt Disney Co.                com              254687106    14429   463585 SH       SOLE                   463585
AT & T                         com              001957109      252     3162 SH       SOLE                     3162
Abbott Labs                    com              002824100      232     4950 SH       SOLE                     4950
American Express               com              025816109      492     4181 SH       SOLE                     4181
American Home Products         com              026609107     1208    18520 SH       SOLE                    18520
American International Group   com              026874107      274     2268 SH       SOLE                     2268
Amgen                          com              031162100     1947    26000 SH       SOLE                    26000
BP Amoco PLC-Spons ADR         com              055622104      401     3970 SH       SOLE                     3970
Banc One Corp.                 com              06423A103      286     5200 SH       SOLE                     5200
Bank of New York               com              064057102      244     6800 SH       SOLE                     6800
Bankamerica Corp.              com              060505104      272     3852 SH       SOLE                     3852
BellSouth Corp                 com              079860102      225     5612 SH       SOLE                     5612
Bestfoods                      com              08658U101      475    10100 SH       SOLE                    10100
Bristol Myers Squibb           com              110122108     1924    30000 SH       SOLE                    30000
Chevron                        com              166751107      373     4200 SH       SOLE                     4200
Citigroup                      com              173034109      255     4000 SH       SOLE                     4000
Coca-Cola                      com              191216100      200     3260 SH       SOLE                     3260
Colgate - Palmolive            com              194162103      405     4400 SH       SOLE                     4400
Colonial Bancgroup             com              195493309      144    12000 SH       SOLE                    12000
Compaq Computer                com              204493100      214     6750 SH       SOLE                     6750
Computer Task Group            com              205477102     2803   131150 SH       SOLE                   131150
Corning Inc.                   com              219350105      312     5200 SH       SOLE                     5200
Dell Computer Corp.            com              247025109      488    11950 SH       SOLE                    11950
DuPont E.I.                    com              263534109      558     9616 SH       SOLE                     9616
Exxon Corp                     com              302290101     2212    31348 SH       SOLE                    31348
Fannie Mae                     com              313586109      467     6750 SH       SOLE                     6750
General Electric               com              369604103     4182    37800 SH       SOLE                    37800
Gillette Inc.                  com              375766102     1880    31634 SH       SOLE                    31634
Intel Corp.                    com              458140100     1034     8700 SH       SOLE                     8700
International Business Machine com              459200101      716     4040 SH       SOLE                     4040
Iomega Corp.                   com              462030107       51    10000 SH       SOLE                    10000
Jefferson Pilot Corp.          com              475070108      206     3037 SH       SOLE                     3037
Lilly, Eli & Co.               com              532457108      339     4000 SH       SOLE                     4000
Lucent Technologies            com              549463107      523     4842 SH       SOLE                     4842
MCI WorldCom                   com              55268B106      226     2550 SH       SOLE                     2550
Mellon Bank Corp.              com              585509102      285     4056 SH       SOLE                     4056
Merck and Co.                  com              589331107     1859    23200 SH       SOLE                    23200
Merrill-Lynch                  com              590188108      248     2800 SH       SOLE                     2800
Microsoft, Inc.                com              594918104      774     8632 SH       SOLE                     8632
Mobil                          com              607059102      735     8348 SH       SOLE                     8348
Motorola                       com              620076109      249     3400 SH       SOLE                     3400
Pfizer                         com              717081103      499     3600 SH       SOLE                     3600
Pharmacia & Upjohn Inc.        com              716941109      220     3535 SH       SOLE                     3535
Philip Morris                  com              718154107      231     6555 SH       SOLE                     6555
Procter & Gamble               com              742718109      668     6820 SH       SOLE                     6820
Rand Capital Corp.             com              752185108       10    10000 SH       SOLE                    10000
SBC Communications             com              78387G103      210     4452 SH       SOLE                     4452
Smithkline Beecham PLC Adr Rep com              832378301      229     3200 SH       SOLE                     3200
Texaco Corp                    com              881694103      261     4600 SH       SOLE                     4600
Union Pacific                  com              907818108      299     5600 SH       SOLE                     5600
United Technologies            com              913017109      565     4175 SH       SOLE                     4175
WM Wrigley Jr. Co.             com              982526105      271     3000 SH       SOLE                     3000
Wal-Mart Stores                com              931142103      201     2175 SH       SOLE                     2175
Walgreen and Co.               com              931422109      226     8000 SH       SOLE                     8000
Walt Disney Co.                com              254687106      441    14170 SH       SOLE                    14170
DuPont E.I.                    com              263534109      237     4080 SH       SOLE                     4080